INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Inventories
	As of December 31,
	2 0 1 4	2 0 1 3

Raw materials	$3,148	$2,032
Work in process	7,656	8,797
Finished goods	5,303	7,289
	$16,107	$18,118